EARNINGS PER SHARE - Weighted Average Number of Common Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Basic (in shares)	59,072,119	58,727,751	59,690,968
Effect of stock options (in shares)	371,933	473,446	808,928
Effect of PSUs (in shares)	143,717	1,168,030	610,737
Diluted (in shares)	59,587,769	60,369,227	61,110,633